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INVESTMENT SERIES FUNDS, INC.
Federated Bond Fund
Supplement to Prospectus Dated December 31, 1998

I. At a special meeting of shareholders to be held on November 30, 1999, shareholders of the above-named Fund will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect on or after December 1, 1999. Shareholders will be notified if any of these changes are not approved at the special meeting or any adjournment thereof. Please keep this supplement for your records.

         Shareholders will be asked to consider the following proposals:

         (1)      To elect three Directors.

         (2) To make changes to the fundamental investment policies of the Fund:

                  (a) To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities to read as follows:

                           "The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act."

                  (b) To amend the Fund's fundamental investment policy regarding investments in real estate to read as follows:

                           "The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner."

                  (c) To amend the Fund's fundamental investment policy regarding investments in commodities to read as follows:

                           "The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities."

                  (d) To amend the Fund's fundamental investment policy regarding underwriting securities to read as follows:

                           "The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933."

                  (e) To amend the Fund's fundamental investment policy regarding lending by the Fund to read as follows:

                           "The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests."

                  (f) To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry to read as follows:

                           "The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry."

                  (g) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin to read as follows:

                           "The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments."

                  (h) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding pledging assets to read as follows:

                           "The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities."

         (3) To eliminate the Fund's fundamental investment policy regarding selling securities short.

         (4) To approve amendments to, and a restatement of, the Articles of Incorporation for Investment Series Funds, Inc. (the "Company"):

                  (a) To require the approval of a "1940 Act" majority of shareholders in the event of the sale or conveyance of the assets of the Company to another corporation or trust, to the extent permitted under Maryland law; and

                  (b) To permit the Board of Directors to liquidate assets of the Company, or of a series or class, and distribute the proceeds of such assets to the holders of such shares representing such interests, without seeking shareholder approval, to the extent permitted under Maryland law.

II. The following actions have been taken by the Board of Directors with regard to certain non-fundamental investment policies and limitations of the Fund:

         (1) Approved the elimination of the Fund's non-fundamental investment policy regarding writing call options and purchasing put options.

         (2) Approved the elimination of the following undertakings for the
Fund:

                  "The Fund has no present intent to borrow money, sell securities short, engage in foreign currency options, or purchase financial futures contracts in excess of 5% of the value of its net assets during the coming fiscal year."

         (3) Approved the adoption of the following non-fundamental investment limitations pertaining to concentration by the
                  Fund:

                  "(a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute `concentration.'"

         (4) Approved the adoption of the following non-fundamental investment limitation for the Fund when applying its commodities restriction:

                  "As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities."

         (5) Approved the adoption of the following non-fundamental investment limitation for the Fund regarding investing in securities of other investment companies:

                  "The Fund may invest its assets in securities of other investment companies, including securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash."

III. The Board of Directors approved the following restatement of the Fund's fundamental investment policy regarding diversification, without changing the meaning of the policy:

         "With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer."


                                                                October 12, 1999


Federated Investors

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Cusip 461444309
Cusip 461444507
Cusip 461444606
Cusip 461444705

G02739-02 (10/99)